STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2019
STOCK-BASED COMPENSATION
Schedule of stock options activity

The following is a summary of the stock options activity:

		Weighted
		Average
		Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2018	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2019	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	38,600	30.00
Outstanding as of December 31, 2019	124,520	$10.59

Schedule of options outstanding and exercisable

		Weighted
		Average
		Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2018	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2019	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	38,600	30.00
Outstanding as of December 31, 2019	124,520	$10.59

The following is a summary of the status of options outstanding and exercisable at December 31, 2019:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	44,520	2.24	$14.80	44,520	2.24
$8.25	80,000	5.09	$8.25	80,000	5.09
124,520

Schedule of restricted shares granted

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2018	808,400
Granted	396,200
Vested	(382,956)
Non-vested as of June 30, 2019	821,644
Granted	—
Vested	(500,844)
Non-vested as of December 31, 2019	320,800

Schedule of Outstanding Restricted Shares

Restricted stock grants	Shares
Non-vested as of June 30, 2018	808,400
Granted	396,200
Vested	(382,956)
Non-vested as of June 30, 2019	821,644
Granted	—
Vested	(500,844)
Non-vested as of December 31, 2019	320,800

The following is a summary of the status of restricted stock at December 31, 2019:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$5.11	60,000	0.79
$6.45	260,800	1.64
	320,800